All Terrain Opportunity Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 1.9%
	FINANCIALS — 1.9%
3,000	Berkshire Hathaway, Inc. - Class B*	$587,340
	TOTAL COMMON STOCKS
	(Cost $589,549)	587,340
	EXCHANGE-TRADED FUNDS — 18.1%
	COMMODITY FUNDS — 9.4%
1,500	ZKB Gold ETF - Class AA USD*[1]	2,827,200
	EQUITY FUNDS — 5.3%
40,000	iShares Core Dividend Growth ETF	1,568,800
	FIXED INCOME FUNDS — 3.4%
6,000	iShares 20+ Year Treasury Bond ETF	1,026,000
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $4,952,453)	5,422,000
	MUTUAL FUNDS — 36.2%
	EQUITY FUNDS — 12.0%
113,367	Cannabis Growth Fund - Class Institutional[2]	477,273
41,627	MFS International Intrinsic Value Fund - Class I	2,122,155
47,664	WCM Focused International Growth Fund - Class Institutional	998,094
		3,597,522
	FIXED INCOME FUNDS — 24.2%
433,864	Diamond Hill Short Duration Total Return Fund - Class Y	4,230,179
261,328	PIMCO Income Fund - Class Institutional	3,034,013
		7,264,192
	TOTAL MUTUAL FUNDS
	(Cost $10,513,634)	10,861,714
	SHORT-TERM INVESTMENTS — 33.0%
9,899,977	Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 0.057%[3]	9,899,977
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $9,899,977)	9,899,977
	TOTAL INVESTMENTS — 89.2%
	(Cost $25,955,613)	26,771,031
	Other Assets in Excess of Liabilities — 10.8%	3,251,429
	TOTAL NET ASSETS — 100.0%	$30,022,460

ETF –	Exchange-Traded Fund

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.

All Terrain Opportunity Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2020 (Unaudited)

[2]	Affiliated company.
[3]	The rate is the annualized seven-day yield at period end.